Trade and other receivables - Analysis (Details) - EUR (€) € in Millions	Dec. 31, 2020	Dec. 31, 2019
Trade and other receivables
Trade receivables	€ 7,087	€ 8,519
Receivables from divestments	21	30
Receivables from joint ventures in exploration and production activities	2,293	2,637
Other receivables	1,525	1,687
Total trade and other current receivables	€ 10,926	€ 12,873